Financial Instruments - Currency Risk (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) $ / €	Dec. 31, 2021 EUR (€) $ / €
Sensitivity analysis
Borrowings		€ 330,000
US Dollar
Sensitivity analysis
Closing foreign exchange rate | $ / €	1.0666	1.1326
Currency risk | Euros
Financial instrument risk
Balance sheet exposure	€ 152,639	€ 159,840
Sensitivity analysis
Percentage of outstanding debt	60.00%	69.00%
Borrowings	€ 5,563,000	€ 5,962,000
Currency risk | Euros | Trade receivables
Financial instrument risk
Balance sheet exposure	2,116	2,023
Currency risk | Euros | Receivables from Group companies
Financial instrument risk
Balance sheet exposure	132,645	141,285
Currency risk | Euros | Loans to Group companies
Financial instrument risk
Balance sheet exposure	4,548,142	464,789
Currency risk | Euros | Cash Cash Equivalents [Member]
Financial instrument risk
Balance sheet exposure	11,154	25,766
Currency risk | Euros | Trade payables.
Financial instrument risk
Balance sheet exposure	(17,297)	(27,098)
Currency risk | Euros | Payables to Group companies
Financial instrument risk
Balance sheet exposure	(77,367)	(62,930)
Currency risk | Euros | Loans from Group companies
Financial instrument risk
Balance sheet exposure	(4,414,879)	(11,495)
Currency risk | Euros | Bank loans
Financial instrument risk
Balance sheet exposure	(31,875)	(372,500)
Currency risk | US Dollar
Financial instrument risk
Balance sheet exposure	€ 21,748	(7,828)
Sensitivity analysis
Rate increase (as a percent)	10.00%
Increase in equity if exchange rate strengthened	€ 892,806	812,285
Increase (decrease) in profit due to foreign exchange differences if exchange rate strengthened	17,439	€ (15,201)
Rate decrease (as a percent)		10.00%
Currency risk | US Dollar | Trade receivables
Financial instrument risk
Balance sheet exposure	58,331	€ 14,800
Currency risk | US Dollar | Receivables from Group companies
Financial instrument risk
Balance sheet exposure	11,542	7,101
Currency risk | US Dollar | Loans to Group companies
Financial instrument risk
Balance sheet exposure	33	21
Currency risk | US Dollar | Cash Cash Equivalents [Member]
Financial instrument risk
Balance sheet exposure	1,989	82
Currency risk | US Dollar | Trade payables.
Financial instrument risk
Balance sheet exposure	(20,870)	(23,349)
Currency risk | US Dollar | Payables to Group companies
Financial instrument risk
Balance sheet exposure	€ (29,277)	(6,480)
Currency risk | US Dollar | Loans from Group companies
Financial instrument risk
Balance sheet exposure		€ (3)